Intangible Assets - Accumulated Amortization and Impairment (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Changes in intangible assets
Intangible assets and goodwill at beginning of period		$ 65,036	$ 64,700
Amortisation for the year		(11,360)	(10,881)	$ (10,616)
Intangible assets and goodwill at end of period	$ 117,731	72,455	65,036	64,700
Accumulated Amortization and Impairment
Changes in intangible assets
Intangible assets and goodwill at beginning of period		(134,941)	(125,786)	(115,852)
Amortisation for the year		(11,360)	(10,881)	(10,616)
Disposals		5,790	1,726	682
Intangible assets and goodwill at end of period		(140,511)	(134,941)	(125,786)
Goodwill
Changes in intangible assets
Intangible assets and goodwill at beginning of period		16,714	16,714
Intangible assets and goodwill at end of period		16,714	16,714	16,714
Intangible assets arising from business combinations
Changes in intangible assets
Intangible assets and goodwill at beginning of period		18,981	21,267
Intangible assets and goodwill at end of period		16,696	18,981	21,267
Intangible assets arising from business combinations | Accumulated Amortization and Impairment
Changes in intangible assets
Intangible assets and goodwill at beginning of period		(37,268)	(34,982)	(32,697)
Amortisation for the year		(2,285)	(2,286)	(2,285)
Intangible assets and goodwill at end of period		(39,553)	(37,268)	(34,982)
Software or computer programs
Changes in intangible assets
Intangible assets and goodwill at beginning of period		29,341	26,719
Intangible assets and goodwill at end of period		39,045	29,341	26,719
Software or computer programs | Accumulated Amortization and Impairment
Changes in intangible assets
Intangible assets and goodwill at beginning of period		(97,673)	(90,804)	(83,155)
Amortisation for the year		(9,075)	(8,595)	(8,331)
Disposals		5,790	1,726	682
Intangible assets and goodwill at end of period		$ (100,958)	$ (97,673)	$ (90,804)